Accrued expenses (Tables)	12 Months Ended
Mar. 31, 2024
Payables and Accruals [Abstract]
Schedule of accrued expenses

Accrued expenses consisted of the following:

	As of March 31,
	2024	2023
Accrued payroll	$83,208	$844,331
Accrued rental fee	135,197	2,265
Accrued promotion fee	132	9,368
Accrued Interest	992,703	202,405
Amount due to third parties	3,322	—
Other	323	334
Total	$1,214,885	$1,058,703